Other Liabilities (Tables)	12 Months Ended
Oct. 31, 2021
Disclosure of financial liabilities [abstract]
Summary of Other Liabilities

Other Liabilities
(millions of Canadian dollars)		As at
	October 31 2021	October 31 2020
Accounts payable, accrued expenses, and other items 1	$7,499	$6,571
Accrued interest	714	1,142
Accrued salaries and employee benefits	4,151	2,900
Cheques and other items in transit	2,667	2,440
Current income tax payable	82	275
Deferred tax liabilities	244	284
Defined benefit liability	1,592	3,302
Lease liabilities 2	5,473	6,095
Liabilities related to structured entities	4,407	5,898
Provisions	1,304	1,569
Total	$28,133	$30,476

1	Includes dividends and distributions payable of $ 1,404 million as at October 31, 2021 (October 31, 2020 – $1,383 million).
2	Refer to Note 27 for lease liability maturity and lease payment details.